VESSELS UNDER FINANCE LEASE, NET (Narrative) (Details)	Jun. 30, 2022 containership vessel
Property, Plant and Equipment [Line Items]
Number of container vessels accounted for as right of use assets | vessel	7
13,800 TEU Containership
Property, Plant and Equipment [Line Items]
Number of container vessels accounted for as right of use assets	4
10,600 TEU Containership
Property, Plant and Equipment [Line Items]
Number of container vessels accounted for as right of use assets	3